Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,097,670		$ 7,819,514	$ 9,412,539		$ 8,446,158	$ 13,359,615
Unbilled revenue						171,254
Research and development incentives receivable, current						23,894
Deferred issuance cost	31,682		103,847
Prepaid expenses and other current assets	191,100		905,269			866,014
Total current assets	5,320,452		8,828,630			9,507,320
Security deposit	22,777		22,777			22,777
Office furniture and equipment, net	8,114		6,113			11,927
Right-of-use lease assets	409,304		108,963			229,834
Research and development incentives receivable, net of current portion						25,468
Total assets	5,760,647		8,966,483	9,865,079		9,797,326
Current liabilities:
Accounts payable	649,955		667,896			1,111,226
Accrued expenses	2,783,149	$ 3,118,837	2,359,339			2,418,002
Accrued compensation	87,189		336,442			251,115
Lease liabilities, current	108,814		111,862			121,765
Convertible debt			1,372,873			2,250,000
Total current liabilities	3,629,107		4,848,412			6,152,108
Non-current liabilities:
Lease liabilities, net of current portion	302,589					111,862
Total liabilities	3,931,696	3,848,187	4,848,412			7,274,904
Commitments and contingencies (Note 6)
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding at June 30, 2025 and December 31, 2024, respectively
Common stock, $.001 par value; 75,000,000 shares authorized; 3,504,950 and 2,514,499 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	3,505		2,514			649
Additional paid-in capital	241,403,653		238,040,520			228,203,706
Accumulated other comprehensive income	45,789		45,789			22,243
Accumulated deficit	(239,623,996)		(233,970,752)			(225,704,176)
Total shareholders' equity	1,828,951	3,897,933	4,118,071	$ 3,464,776	$ 768,372	2,522,422	$ (2,470,826)
Total liabilities and shareholders' equity	$ 5,760,647	$ 7,746,120	$ 8,966,483			$ 9,797,326